Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of Impact on Company's Income Statement Due to Adoption of Accounting Pronouncements

The following chart illustrates the amounts by which each summarized income statement line item was affected by the adoption of this ASU:

	Yen in millions Fiscal year ended March 31, 2019
	As Reported	Adjustments of ASU 2014-09	Without Adoption of ASU 2014-09
Sales and operating revenue	8,665,687	(11,570)	8,677,257
Costs of sales	5,150,750	(19,018)	5,169,768
Selling, general and administrative	1,576,825	1,366	1,575,459
Others	1,043,877	—	1,043,877

Operating income	894,235	6,082	888,153

Schedule of New Accounting Pronouncement Balance Sheet

Changes to the opening balances resulting from the adoption of the above ASUs were as follows:

	Yen in millions
	March 31, 2018	Impact of Adoption			April 1, 2018
		ASU 2014-09	ASU 2016-01	ASU 2016-16
ASSETS
Current assets:
Notes and accounts receivable, trade	1,061,442	(2,993)	—	—	1,058,449
Allowance for doubtful accounts and sales returns*	(48,663)	25,114	—	—	(23,549)
Inventories	692,937	(12,404)	—	—	680,533
Other receivables	190,706	9,628	—	—	200,334
Prepaid expenses and other current assets	516,744	(5,520)	—	—	511,224

Film costs	327,645	7,647	—	—	335,292

Other assets:
Deferred income taxes	96,772	(326)	—	—	96,446
Other	325,167	1,068	—	—	326,235

Total assets	19,065,538	22,214	—	—	19,087,752

LIABILITIES
Current liabilities:
Accounts payable, other and accrued expenses	1,514,433	(3,290)	—	—	1,511,143
Other*	610,792	31,777	—	—	642,569

Deferred income taxes	449,863	—	—	(14,680)	435,183
Other	278,338	10,525	—	—	288,863

Total liabilities	15,409,171	39,012	—	(14,680)	15,433,503

EQUITY
Retained earnings	1,440,387	(16,798)	15,526	9,248	1,448,363
Unrealized gains on securities, net	126,191	—	(15,526)	—	110,665
Noncontrolling interests	679,791	—	—	5,432	685,223

Total equity	3,647,157	(16,798)	—	14,680	3,645,039

Total liabilities and equity	19,065,538	22,214	—	—	19,087,752

*

Under ASU 2014-09, Sony presents sales returns as a liability instead of as a contra-asset allowance. Accordingly, Sony changed the presentation from “Allowance for doubtful accounts and sales returns” to “Allowance for doubtful accounts” on the consolidated balance sheet.